Dear Shareholder: The Victory Prospectus for the Institutional Money Market Fund is being revised to reflect a change in the time of day when shares of the Fund are valued, which affects the deadlines for purchases or redemptions of shares. The information in this Supplement is important and is part of your Prospectus.

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                             The Victory Portfolios

                            Federal Money Market Fund
                         Institutional Money Market Fund


                          Supplement dated July 8, 2002
                      To the Prospectus dated March 1, 2002

1. On page 8, please replace the first paragraph under "Share Price" and insert the following:

      The Federal Money Market Fund calculates its share price, called its "net asset value" (NAV), each business day at 2:00 p.m. Eastern Time. The Institutional Money Market Fund calculates its NAV each business day at 5:00 p.m. Eastern Time. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order and it is accepted. A business day is a day on which the Federal Reserve Bank of Cleveland and the New York Stock Exchange
      (NYSE) are open. On any business day when the Bond Market Association ("BMA") recommends that the securities markets close early, the Institutional Money Market Fund reserves the right to close at or prior to the BMA recommended closing time (the "Alternative Closing Time")and calculate its NAV at the Alternative Closing Time. If the Fund does so, it will process purchase and redemption orders received after the Alternative Closing Time on the next business day. You may not be able to buy or sell shares on Columbus Day and Veterans Day, holidays when the Federal Reserve Bank of Cleveland is closed, but the NYSE and other financial markets are open.

2. On page 12, under "How to Buy Shares," please delete the second paragraph, and replace it with the following:

      If you buy shares directly from the Federal Money Market Fund and your investment is received and accepted by 2:00 p.m. Eastern Time, your purchase will be processed on the same day. If you buy shares directly from the Institutional Money Market Fund and your investment is received and accepted by 5:00 p.m. Eastern Time, your purchase will be processed on the same day, at the price determined at 5:00 p.m. Eastern Time that day, so long as your order is placed in proper form and payment for the order is received by the Fund by 5:00 p.m. Eastern Time. On days on which the Institutional Money Market Fund calculates its NAV at the Alternative Closing Time, your purchase will be processed on the same day, at the NAV determined at the Alternative Closing Time, if your order and payment are received and accepted prior to the Alternative Closing Time.

                                  VF-TEFI-SUP1

3. On page 15, under "How to Sell Shares," please delete the first paragraph and replace it with the following:

      For the Federal Money Market Fund, if your request is received in good order by 2:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier), your redemption will be processed on the same day. For the Institutional Money Market Fund, if your request is received in good order by 5:00 p.m. Eastern Time, your redemption will be processed on the same day. On days on which the Institutional Money Market Fund calculates its NAV at the Alternative Closing Time, your redemption will be processed on the same day, at the price determined at the Alternative Closing Time, so long as your request is received in good order prior to the Alternative Closing Time. You cannot redeem your shares at victoryfunds.com.

4. On page 15, under "By Wire," please delete the paragraph, and insert the following:

      If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call by 2:00 p.m. Eastern Time for the Federal Money Market Fund, and 5:00 p.m. Eastern Time for the Institutional Money Market Fund, your funds will be wired on the next business day. If you call by the Alternative Closing Time for the Institutional Money Fund on days when the BMA recommends that the securities markets close early, your funds will be wired on the next business day.





Please insert this Supplement in the front of your Prospectus. If you would like to obtain additional information, please call the Victory Funds at 800-539-3863.




                                 VF-FIMMF-SUPP1

                     Statement of Additional Information

                            The Victory Portfolios


Balanced Fund                Institutional Money Market Fund       Ohio Municipal Bond Fund
Convertible Fund             Intermediate Income Fund              Ohio Municipal Money Market Fund
Diversified Stock Fund       International Growth Fund             Prime Obligations Fund
Established Value Fund       LifeChoice Conservative               Real Estate Fund
Federal Money Market Fund    Investor Fund                         Small Company Opportunity Fund
Financial Reserves Fund      LifeChoice Growth Investor Fund       Special Value Fund
Fund for Income              LifeChoice Moderate Investor Fund     Stock Index Fund
Gradison Government          Nasdaq-100 Index(R) Fund              Tax-Free Money Market Fund
  Reserves Fund              National Municipal Bond Fund          Value Fund
Growth Fund                  New York Municipal Bond Fund

                     March 1, 2002 as revised June 24, 2002
                          and supplemented July 8, 2002

This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the prospectuses of the Funds listed above, as amended or supplemented from time to time (the "Prospectuses"). The Prospectus of each Fund is dated March 1, 2002. This SAI is incorporated by reference in its entirety into the Prospectuses. Copies of the Prospectuses may be obtained by writing the Victory Funds at P.O. Box 182593 Columbus, OH 43218-2593, or by calling toll free 800-539-FUND (800-539-3863).


INVESTMENT ADVISER AND SUB-ADMINISTRATOR    DIVIDEND DISBURSING AGENT AND
Victory Capital Management, Inc.            SERVICING AGENT
                                            BISYS Fund Services Ohio, Inc.
ADMINISTRATOR
BISYS Fund Services, Inc.                   CUSTODIAN
                                            KeyBank National Association
DISTRIBUTOR
BISYS Fund Services Limited Partnership     INDEPENDENT ACCOUNTANTS
                                            PricewaterhouseCoopers LLP
TRANSFER AGENT
BISYS Fund Services Ohio, Inc.              COUNSEL
                                            Kramer Levin Naftalis & Frankel LLP

1. Effective July 1, 2002, the International Growth Fund changed its name to the "International Fund."


2. On page 90, delete the information relating International Growth, and replace it with the following:

   -----------------------------------------------------------------------------
   International  Leslie Z.       Portfolio Manager and Director of the Adviser.
                  Globits         He has been employed by the Adviser or an
                  (since June     affiliate since 1987.
                  1996)
   -----------------------------------------------------------------------------
                  Peter A. Nori   Executive Vice President, portfolio manager,
                  (since July 1,  and research analyst for Templeton Investment
                  2002)           Counsel, LLC.  He has been employed by
                                  Franklin Templeton or an affiliate since 1987.
   -----------------------------------------------------------------------------



                                  VP-SAI-SUPP2

3. On page 91, under "Investment Sub-Adviser," delete the third and fourth paragraphs and replace with the following:

      Templeton Investment Counsel, LLC ("Templeton") serves as sub-adviser to the International Fund. Pursuant to an agreement with the Adviser dated as of July 1, 2002, the Adviser pays Templeton an annual fee based on the following schedule of average daily net assets managed by Templeton:

            0.625% on the first $50 million of assets;
            0.465% on the next $150 million of assets; and 0.35% on assets over $200 million.

      Templeton is a registered investment adviser with the SEC. As of March 31, 2002, Franklin Templeton Investments managed approximately $274 billion for their clients.


4. On page 92, under "Considerations of the Board of Trustees in Continuing the Advisory and Sub-Advisory Agreements," delete the first sentence and replace it with the following:

      The Board of Trustees last approved the Investment Advisory Agreement on December 13, 2001 for the Funds. On May 21, 2002, the Board initially approved the Sub-Advisory Agreement.


5. References to Credit Agricole Asset Management, S.A. or CAAM elsewhere in this Statement of Additional Information should be replaced by Templeton, where appropriate.


6. On page 68, under "Additional Purchase, Exchange and Redemption Information," delete the second paragraph and insert the following:

      When the NYSE is closed (and in the case of the Money Market Funds, when the Federal Reserve Board of Cleveland is closed), or when trading is restricted for any reason other than its customary weekend or holiday closings, or under emergency circumstances as determined by the SEC to warrant such action, the Funds may not be able to accept purchase or redemption requests. A Fund's NAV may be affected to the extent that its securities are traded on days that are not Business Days. The Funds reserve the right to reject any purchase order in whole or in part.


Please insert this Supplement in the front of your Statement of Additional Information. If you would like to obtain additional information, please call the Victory Funds at 800-539-3863.


                                  VP-SAI-SUPP2